Rule 497(e)

Registration Nos. 333-273052 and 811-23887

Roundhill ETF Trust
(the “Trust”)

Roundhill NVDA WeeklyPayTM ETF

Roundhill TSLA WeeklyPayTM ETF

(each, a “Fund” and collectively, the “Funds”)

May 23, 2025

Supplement To Each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information

Effective June 2, 2025, each Fund’s ticker symbol will change, as indicated below:

Fund Name	Current Ticker Symbol (Cboe BZX) (through May 30, 2025)	New Ticker Symbol (Cboe BZX) (effective June 2, 2025)
Roundhill NVDA WeeklyPayTM ETF	NVW	NVDW
Roundhill TSLA WeeklyPayTM ETF	TSW	TSLW

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE